Related Party Transactions (Details) - Convertible debt instruments - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Accrued interest on convertible debt instruments issued to members of executive management and board of directors		$ (4)	$ (4)
Prepaid rent and deposit for a leased property from a related party	$ 7
Convertible debt instruments issued to members of executive management and board of directors			$ 117
Interest rate			7.50%